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                                      1998

                               SEMIANNUAL REPORT

                                 April 30, 1998
                                  (Unaudited)

                                   Waterhouse
                                 Investors Cash
                                   Management
                                     Funds
                    ........................................

                 THREE MONEY MARKET PORTFOLIOS TO CHOOSE FROM:
                   MONEY MARKET * U.S. GOVERNMENT * MUNICIPAL

                                  [LOGO]
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

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                    WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.
                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS
DIRECTORS

GEORGE F. STAUDTER
Director of Koger Equity, Inc.
Independent Financial Consultant

RICHARD W. DALRYMPLE
President of Teamwork Mgmt., Inc.

CAROLYN B. LEWIS
President of
The CBL Group

LAWRENCE J. TOAL
Chairman/President/CEO of
Dime Bancorp, Inc.

EXECUTIVE OFFICERS

RICHARD W. INGRAM*
President, Treasurer
and Chief Financial Officer

CHRISTOPHER J. KELLEY*
Vice President and Secretary

*Affiliated person of the Distributor

                       WATERHOUSE ASSET MANAGEMENT, INC.
                     BOARD OF DIRECTORS AND SENIOR OFFICERS

DIRECTORS

LAWRENCE M. WATERHOUSE, JR.
Chairman
Waterhouse Investor Services, Inc.

FRANK J. PETRILLI
President and Chief Executive Officer
Waterhouse Investor Services, Inc.

RICHARD H. NEIMAN
Executive Vice President
General Counsel and Secretary
Waterhouse Investor Services, Inc.

SENIOR OFFICERS

DAVID A. HARTMAN
Senior Vice President
Chief Investment Officer

M. BERNARD SIEGEL
Senior Vice President
Chief Financial Officer & Treasurer

MICHELE R. TEICHNER
Senior Vice President
Operations & Compliance

                               SERVICE PROVIDERS

      INVESTMENT MANAGER           TRANSFER AGENT         INDEPENDENT AUDITORS
       Waterhouse Asset       Waterhouse National Bank     Ernst & Young LLP
       Management, Inc.         525 Washington Blvd.       787 Seventh Avenue
        100 Wall Street         Jersey City, NJ 07310      New York, NY 10019
   New York, New York 10005

        ADMINISTRATOR &               CUSTODIAN              LEGAL COUNSEL
     SHAREHOLDER SERVICING      The Bank of New York       Shereff, Friedman,
    Waterhouse Securities,      90 Washington Street           Hoffman &
             Inc.                New York, NY 10286           Goodman, LLP
        100 Wall Street                                     919 Third Avenue
      New York, NY 10005             DISTRIBUTOR           New York, NY 10022
       Customer Service         Funds Distributor, Inc.
          Department               60 State Street
        (800) 934-4410             Boston, MA 02109

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                   WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.
              formerly Waterhouse Investors Cash Management Fund,
                                    Inc.(A)

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

I am pleased to provide you with the Waterhouse Investors Cash Management Funds (the "Fund") semiannual report for the six months ended April 30, 1998.

During the year, each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 1998, assets in the three Portfolios increased to a total of $3.1 billion.

PORTFOLIO RESULTS *
For the six months ended April 30, 1998, the three money market Portfolios had the following annualized returns.**

   * The Money Market Portfolio had an annualized return of 5.04% and a current yield of 4.99%.

   * The U.S. Government Portfolio had an annualized return of 4.91% and a current yield of 4.86%.

   * The Municipal Portfolio had an annualized return of 3.00%, a taxable equivalent return of 4.69%(1), a current yield of 2.98% and a taxable equivalent yield of 4.66%(1).

The economy has grown at a 3% to 5% pace for the last six months, while inflation has been virtually non-existent. We expect the Federal Reserve to maintain a watchful eye over the economy, as they look for any signs of an uptick in inflation. Economic events in Asia have increased the possibility that the U.S. economy will slow down which could prevent the Federal Reserve from raising interest rates. In light of the current economic environment, the average maturities of the Portfolios are being maintained at or below the industry average to react quickly to changes in short-term interest rates.

Thank you for investing in the Fund and for your confidence in us. For the second consecutive year, Waterhouse Securities was ranked #1 discount broker by SmartMoney Magazine.(2) According to the SmartMoney article "we set out to identify the single best discount broker--that is the one firm with the best mix of price, product, service and reputation."

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ Lawrence M. Waterhouse, Jr.
-----------------------------------------------
Lawrence M. Waterhouse, Jr.
Chairman
Waterhouse Investor Services, Inc.

(A) As of December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc.

* An investment in the Fund is neither FDIC-insured nor guaranteed by the U.S. Government and is not a deposit or obligation of, or guaranteed by, any bank. There can be no assurance that a portfolio will be able to maintain a stable net asset value of $1 per share.

** These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the six months ended April 30, 1998, the Investment Manager and its affiliates waived a portion of their fee for the Money Market, U.S. Government and Municipal Portfolios. Without these fee waivers in effect, the annualized returns and current yields would have been 4.89% and 4.84% for the Money Market Portfolio, 4.83% and 4.78% for the U.S. Government Portfolio and 2.88% and 2.86% for the Municipal Portfolio. The annualized taxable equivalent return and yield for the Municipal Portfolio would have been 4.50% and 4.47%, respectively. The yield more closely reflects the current earnings of the Portfolios than the total return.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

(2) As compared to 22 discount brokerage firms in the SmartMoney Magazine, July 1998 issue.

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                                                                               3
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

            Statements of Assets and Liabilities...................5

            Statements of Operations...............................6

            Statements of Changes in Net Assets....................7

            Financial Highlights...................................8

            Notes to Financial Statements.......................9-11

            Money Market Portfolio
               Schedule of Investments.........................12-15

            U.S. Government Portfolio
               Schedule of Investments.........................16-17

            Municipal Portfolio
               Schedule of Investments.........................18-22

            Notes to
               Schedules of Investments...........................23

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4

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                           April 30, 1998 (Unaudited)

                                                      MONEY MARKET       U.S. GOVERNMENT         MUNICIPAL
                                                       PORTFOLIO            PORTFOLIO            PORTFOLIO
      ASSETS
        Investments in securities, at value
           (including repurchase agreements of
           $21,402,000, $24,071,000, and $0,
           respectively) (Note 2)                   $  2,343,187,119     $   463,518,901      $    318,752,645
        Cash                                                     250                 444               108,839
        Interest receivable                               16,675,282           4,120,124             1,768,254
        Other assets                                          33,081               8,507                 5,671
                                                    ----------------     ---------------      ----------------
                TOTAL ASSETS                           2,359,895,732         467,647,976           320,635,409

      LIABILITIES
        Dividends payable to shareholders                    311,418              61,311                29,496
        Payable for securities purchased                  29,985,649           4,749,200            10,780,466
        Payable to Investment Manager and its
           affiliates (Note 3)                             1,401,272             269,043               150,953
        Accrued expenses and other liabilities               185,548              35,291                36,169
                                                    ----------------     ---------------      ----------------
                TOTAL LIABILITIES                         31,883,887           5,114,845            10,997,084
                                                    ----------------     ---------------      ----------------

      NET ASSETS                                    $  2,328,011,845     $   462,533,131      $    309,638,325
                                                    ----------------     ---------------      ----------------
                                                    ----------------     ---------------      ----------------
        Net assets consist of:
        Paid-in capital                             $  2,328,014,628     $   462,535,317      $    309,643,149
        Accumulated net realized losses from
           security transactions                              (2,783)             (2,186)               (4,824)
                                                    ----------------     ---------------      ----------------
        Net assets, at value                        $  2,328,011,845     $   462,533,131      $    309,638,325
                                                    ----------------     ---------------      ----------------
                                                    ----------------     ---------------      ----------------

        Shares outstanding ($.0001 par value
           common stock, 60 billion, 20 billion,
           and 10 billion shares authorized,
           respectively)                               2,328,014,628         462,535,317           309,643,149
                                                    ----------------     ---------------      ----------------
                                                    ----------------     ---------------      ----------------

        Net asset value, redemption price and
           offering price per share (Note 2)        $           1.00     $          1.00      $           1.00
                                                    ----------------     ---------------      ----------------
                                                    ----------------     ---------------      ----------------

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                               5

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                            STATEMENTS OF OPERATIONS
              For the Six Months Ended April 30, 1998 (Unaudited)

                                                      MONEY MARKET       U.S. GOVERNMENT         MUNICIPAL
                                                       PORTFOLIO            PORTFOLIO            PORTFOLIO
      INVESTMENT INCOME
        Interest income                             $     58,060,534     $    12,180,811      $      5,350,860
                                                    ----------------     ---------------      ----------------

      EXPENSES
        Investment management fees (Note 3)                3,483,692             753,585               506,230
        Transfer agent fees (Note 3)                       2,023,019             430,620               289,267
        Shareholder servicing fees (Note 3)                2,023,019             365,992               159,125
        Administration fees (Note 3)                       1,011,509             215,310               144,633
        Shareholder reports and mailing                      257,227              51,445                34,297
        Registration fees                                    196,196              22,273                 8,535
        Custody fees                                          55,483              16,420                10,498
        Professional fees                                     38,725              13,717                 8,316
        Directors' fees                                       11,805              11,805                11,805
        Other expenses                                        72,328              24,292                42,200
                                                    ----------------     ---------------      ----------------
        TOTAL EXPENSES                                     9,173,003           1,905,459             1,214,906

        Fees waived/expenses reimbursed by the
           Investment Manager and its affiliates
           (Note 3)                                       (1,499,247)           (178,990)             (167,486)
                                                    ----------------     ---------------      ----------------
        NET EXPENSES                                       7,673,756           1,726,469             1,047,420
                                                    ----------------     ---------------      ----------------

        NET INVESTMENT INCOME                             50,386,778          10,454,342             4,303,440
                                                    ----------------     ---------------      ----------------

        NET REALIZED GAINS (LOSSES) FROM SECURITY
           TRANSACTIONS                                           36              (2,424)               (1,411)
                                                    ----------------     ---------------      ----------------

        NET INCREASE IN NET ASSETS FROM
           OPERATIONS                               $     50,386,814     $    10,451,918      $      4,302,029
                                                    ----------------     ---------------      ----------------
                                                    ----------------     ---------------      ----------------

           PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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6

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        MONEY MARKET                     U.S. GOVERNMENT                    MUNICIPAL
                                          PORTFOLIO                         PORTFOLIO                       PORTFOLIO

                                 SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                   ENDED             YEAR            ENDED             YEAR           ENDED           YEAR
                                 APRIL 30,          ENDED          APRIL 30,          ENDED         APRIL 30,        ENDED
                                    1998         OCTOBER 31,          1998         OCTOBER 31,         1998       OCTOBER 31,
                                (UNAUDITED)          1997         (UNAUDITED)          1997        (UNAUDITED)        1997
OPERATIONS:
  Net investment income        $   50,386,778   $   76,296,290   $   10,454,342   $   18,691,230   $  4,303,440   $  7,492,691
  Net realized gain (loss)
     from security
     transactions                          36           21,960           (2,424)             449         (1,411)        (2,642)
                               --------------   --------------   --------------   --------------   ------------   ------------
Net increase in net assets
  from operations                  50,386,814       76,318,250       10,451,918       18,691,679      4,302,029      7,490,049
                               --------------   --------------   --------------   --------------   ------------   ------------

DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income      (50,386,778)     (76,296,290)     (10,454,342)     (18,691,230)    (4,303,440)    (7,492,691)
  From net realized gains            --                (23,984)        --               --              --             --
                               --------------   --------------   --------------   --------------   ------------   ------------
Decrease in net assets from
  distributions to
  shareholders                    (50,386,778)     (76,320,274)     (10,454,342)     (18,691,230)    (4,303,440)    (7,492,691)
                               --------------   --------------   --------------   --------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE):
  Proceeds from shares sold     4,287,259,046    5,645,355,075      719,804,690    1,215,495,738    510,681,071    742,968,364
  Shares issued in
     reinvestment of
     dividends                     50,319,617       78,797,634       10,445,983       19,383,642      4,295,536      7,760,110
  Payments for shares
     redeemed                  (3,797,353,631)  (5,278,973,994)    (670,400,429)  (1,203,241,288)  (470,960,567)  (711,355,530)
                               --------------   --------------   --------------   --------------   ------------   ------------
Net increase in net assets
  from capital share
  transactions                    540,225,032      445,178,715       59,850,244       31,638,092     44,016,040     39,372,944
                               --------------   --------------   --------------   --------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS      540,225,068      445,176,691       59,847,820       31,638,541     44,014,629     39,370,302

NET ASSETS:
  Beginning of period           1,787,786,777    1,342,610,086      402,685,311      371,046,770    265,623,696    226,253,394
                               --------------   --------------   --------------   --------------   ------------   ------------
  End of period                $2,328,011,845   $1,787,786,777   $  462,533,131   $  402,685,311   $309,638,325   $265,623,696
                               --------------   --------------   --------------   --------------   ------------   ------------
                               --------------   --------------   --------------   --------------   ------------   ------------

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                               7


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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                              FINANCIAL HIGHLIGHTS

       Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Portfolio's financial statements.

                                                  MONEY MARKET                                     U.S. GOVERNMENT
                                                   PORTFOLIO                                          PORTFOLIO
                                  SIX MONTHS                                         SIX MONTHS
                                    ENDED             YEAR            PERIOD           ENDED             YEAR            PERIOD
                                  APRIL 30,          ENDED            ENDED          APRIL 30,          ENDED            ENDED
                                     1998         OCTOBER 31,      OCTOBER 31,          1998         OCTOBER 31,      OCTOBER 31,
                                 (UNAUDITED)          1997            1996*         (UNAUDITED)          1997            1996*
PER SHARE OPERATING
PERFORMANCE
  Net asset value, beginning
    of period.................  $        1.000   $        1.000   $        1.000   $        1.000   $        1.000   $        1.000
                                --------------   --------------   --------------   --------------   --------------   --------------
  Net investment income.......           0.025            0.048            0.041            0.024            0.047            0.041
                                --------------   --------------   --------------   --------------   --------------   --------------
  Distributions from net
    investment income.........          (0.025)          (0.048)          (0.041)          (0.024)          (0.047)          (0.041)
                                --------------   --------------   --------------   --------------   --------------   --------------
  Net asset value, end of
    period....................  $        1.000   $        1.000   $        1.000   $        1.000   $        1.000   $        1.000
                                --------------   --------------   --------------   --------------   --------------   --------------
                                --------------   --------------   --------------   --------------   --------------   --------------
  RATIOS
  Ratio of expenses to average
    net assets**..............         0.76%(A)           0.83%          0.79%(A)         0.80%(A)           0.81%          0.73%(A)
  Ratio of net investment
    income to average net
    assets**..................         4.98%(A)           4.79%          4.64%(A)         4.85%(A)           4.69%          4.64%(A)
  Decrease reflected in above
    net expense ratio due to
    waivers/ reimbursements by
    the Investment Manager and
    its affiliates (Note 3)...         0.15%(A)           0.08%          0.13%(A)         0.08%(A)           0.07%          0.18%(A)
  SUPPLEMENTAL DATA
  Total investment return
    (B).......................         5.04%(A)           4.89%          4.82%(A)         4.91%(A)           4.79%          4.82%(A)
  Net assets, end of period...  $2,328,011,845   $1,787,786,777   $1,342,610,086   $  462,533,131   $  402,685,311   $  371,046,770
                                --------------   --------------   --------------   --------------   --------------   --------------
                                --------------   --------------   --------------   --------------   --------------   --------------

                                                   MUNICIPAL
                                                   PORTFOLIO
                                  SIX MONTHS
                                    ENDED             YEAR            PERIOD
                                  APRIL 30,          ENDED            ENDED
                                     1998         OCTOBER 31,      OCTOBER 31,
                                 (UNAUDITED)          1997            1996*
PER SHARE OPERATING
PERFORMANCE
  Net asset value, beginning
    of period.................  $        1.000   $        1.000   $        1.000
                                --------------   --------------   --------------
  Net investment income.......           0.015            0.030            0.026
                                --------------   --------------   --------------
  Distributions from net
    investment income.........          (0.015)          (0.030)          (0.026)
                                --------------   --------------   --------------
  Net asset value, end of
    period....................  $        1.000   $        1.000   $        1.000
                                --------------   --------------   --------------
                                --------------   --------------   --------------
  RATIOS
  Ratio of expenses to average
    net assets**..............         0.72%(A)           0.74%          0.62%(A)
  Ratio of net investment
    income to average net
    assets**..................         2.98%(A)           2.97%          2.90%(A)
  Decrease reflected in above
    net expense ratio due to
    waivers/ reimbursements by
    the Investment Manager and
    its affiliates (Note 3)...         0.12%(A)           0.10%          0.23%(A)
  SUPPLEMENTAL DATA
  Total investment return
    (B).......................         3.00%(A)           3.01%          3.05%(A)
  Net assets, end of period...  $  309,638,325   $  265,623,696   $  226,253,394
                                --------------   --------------   --------------
                                --------------   --------------   --------------

*  The Portfolio commenced operations on December 20, 1995.
** The average net assets for the periods ended April 30, 1998, October 31, 1997 and October 31, 1996, were $2,040,061,862, $1,592,722,254 and $1,104,558,438 for the Money Market Portfolio; $434,246,547, $398,635,777 and $293,708,330
   for the U.S. Government Portfolio; and $291,691,264, $252,444,536 and $196,592,413 for the Municipal Portfolio.
(A) Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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8

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
          NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

NOTE 1 -- ORGANIZATION
Waterhouse Investors Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. On December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc. The Fund is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933, as amended and currently has four investment portfolios. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

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                                                                               9

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED) (CONTINUED)

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH
        AFFILIATES OF THE INVESTMENT MANAGER
Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager has agreed to waive a portion of its fee payable by the Municipal Portfolio through October 15, 1998, so that the actual fee payable annually by the Portfolio during the period will be equal to .25 of 1% of its average daily net assets. For the six months ended April 30, 1998, the Investment Manager voluntarily waived $144,647 of its investment management fee for the Municipal Portfolio.

Waterhouse Securities, an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the six months ended April 30, 1998, the Investment Manager voluntarily waived $1,788 of its adminstration fee for the Municipal Portfolio.

Waterhouse Securities has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. The Fund's Board of Directors has determined to limit the annual fee payable through October 15, 1998 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio, and .11 of 1% of average daily net assets in the case of the Municipal Portfolio. For the six months ended April 30, 1998, Waterhouse Securities voluntarily waived $1,448,592, $178,990, and $7,500 of its shareholder servicing fee for the Money Market Portfolio, the U.S. Government Portfolio, and the Municipal Portfolio, respectively.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED) (CONTINUED)

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with Waterhouse National Bank (the "Bank"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Bank a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the six months ended April 30, 1998, the Bank voluntarily waived $50,655 and $13,551 of its transfer agent fee for the Money Market Portfolio and the Municipal Portfolio, respectively.

Each Director who is not an "interested person" ("disinterested Director") as defined in the Act receives from the Fund a base annual retainer of $12,000, payable quarterly. Each disinterested Director who serves on the Board of Directors of the "Fund Complex" (which includes the Fund and National Investors Cash Management Fund, Inc.), receives a supplemental annual retainer of $5,000, payable quarterly.

Additionally, each disinterested Director of the Fund receives from the Fund a fee of $2,000 for each meeting attended. In the event that meetings of the Fund Complex are held on the same day or concurrently, such meetings are considered a single meeting and the meeting fee is paid by the Fund Complex.

NOTE 4 -- FEDERAL TAX INFORMATION
In accordance with the Federal tax requirements, the Municipal Portfolio designates substantially all the dividends paid from net investment income during the six months ended April 30, 1998 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1998 calendar year early in 1999.

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MONEY MARKET PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           CORPORATE OBLIGATIONS:

                           ASSET-BACKED COMMERICAL PAPER--6.1%
          $32,000,000      Asset-Backed Securities Investment Trust Ser. 1997-F,
                           Variable Rate Notes, 5.64%, due 5/15/98 (Insured: MBIA)
                           (Note A)                                                       5.62         $   32,000,000
           10,000,000      CXC Inc., due 5/15/98                                          5.54              9,978,844
           17,247,000      Park Avenue Receivables Corp., due 5/4/98 (LIQ: Chase
                           Manhattan Bank N.A.)                                           5.57             17,239,023
           30,159,000      Park Avenue Receivables Corp., due 5/13/98 (LIQ: Chase
                           Manhattan Bank N.A.)                                           5.55             30,103,507
           10,000,000      Preferred Receivables Funding Corp., due 6/10/98               5.55              9,938,889
           33,425,000      Preferred Receivables Funding Corp., due 6/12/98               5.54             33,210,913
           10,225,000      Preferred Receivables Funding Corp., due 7/29/98               5.55             10,087,991
                                                                                                       --------------
                                                                                                          142,559,167
                                                                                                       --------------
                           BROKER / DEALER OBLIGATIONS--15.7%
           45,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.455%, due
                           5/1/98 (Note A)                                                5.46             45,000,000
            7,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.47%, due
                           5/1/98 (Note A)                                                5.47              7,000,000
            5,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.806%, due
                           5/14/98 (Note A)                                               5.63              5,000,315
            7,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.636%, due
                           5/27/98 (Note A)                                               5.64              7,000,000
           20,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.626%, due
                           6/1/98 (Note A)                                                5.63             20,000,000
            7,000,000      Bear Stearns Cos., Inc., Zero Coupon Bond, due 11/12/98        5.70              6,791,277
           30,000,000      Goldman Sachs Group, L.P., Variable Rate Notes, 5.688%, due
                           6/26/98 (Note A)                                               5.69             30,000,000
           80,000,000      Goldman Sachs Group, L.P., Variable Rate Notes, 5.656%, due
                           7/15/98 (Notes A, B)                                           5.66             80,000,000
           15,000,000      Merrill Lynch & Co., Inc., Variable Rate Notes, 5.45%, due
                           5/1/98 (Note A)                                                5.45             14,999,729
           55,000,000      Merrill Lynch & Co., Inc., Variable Rate Notes, 5.46%, due
                           5/1/98 (Note A)                                                5.46             55,000,000
           20,000,000      Merrill Lynch & Co., Inc., Variable Rate Notes, 5.616%, due
                           5/26/98 (Note A)                                               5.62             20,000,000
           40,000,000      Morgan Stanley, Dean Witter, Discover & Co., Variable Rate
                           Notes, 5.53%,
                           due 5/1/98 (Note A)                                            5.53             40,000,000
           15,000,000      Morgan Stanley Group LP, Variable Rate Notes, 5.872%, due
                           5/29/98 (Note A)                                               5.63             15,011,700
            3,000,000      Morgan Stanley Group LP, Variable Rate Notes, 5.872%, due
                           5/29/98 (Note A)                                               5.70              3,001,460
            2,500,000      Salomon Inc., 6.04%, due 7/9/98                                5.65              2,501,355
           15,000,000      Salomon Smith Barney Holdings, Inc., due 7/6/98                5.58             14,848,475
                                                                                                       --------------
                                                                                                          366,154,311
                                                                                                       --------------
                           FINANCE & INSURANCE CO. OBLIGATIONS--6.1%
            3,600,000      Avco Financial Services, Inc., 5.50%, due 5/1/98               5.76              3,600,000
            2,455,000      Ford Motor Credit Co., 9.10%, due 5/4/98                       5.75              2,455,652
            6,000,000      Ford Motor Credit Co., 5.83%, due 6/29/98                      5.74              6,000,665
            2,000,000      Ford Motor Credit Co., 9.70%, due 10/5/98                      5.95              2,030,869
            2,560,000      Ford Motor Credit Co., Variable Rate Notes, 5.891%, due
                           5/26/98 (Note A)                                               5.66              2,561,857
           20,000,000      General Motors Acceptance Corp., due 5/8/98                    5.53             19,978,572
           16,500,000      General Motors Acceptance Corp., 6.20%, due 12/7/98            5.96             16,525,969
           30,000,000      General Motors Acceptance Corp., Variable Rate Notes, 5.51%,
                           due 5/1/98 (Note A)                                            5.48             30,000,194
           10,000,000      General Motors Acceptance Corp., Variable Rate Notes, 5.568%,
                           due 6/22/98 (Note A)                                           5.63              9,997,458
           30,000,000      Household Finance Co., Variable Rate Notes, 5.58%, due 5/1/98
                           (Note A)                                                       5.50             29,999,535
           14,000,000      International Lease Finance Corp., 7.00%, due 6/1/98           5.80             14,013,283
            5,875,000      International Lease Finance Corp., 5.75%, due 1/15/99          5.67              5,874,887
                                                                                                       --------------
                                                                                                          143,038,941
                                                                                                       --------------
                           INDUSTRIAL & OTHER COMMERCIAL PAPER--1.0%
            7,000,000      Frontenac Properties, Inc., Variable Rate Notes, 5.70%, due
                           5/7/98 (GTY: Sisters of Mercy Health System, Inc.) (Note A)    5.70              7,000,000
            5,100,000      Pepsico, Inc., 5.80%, due 8/31/98                              5.50              5,101,733
           10,000,000      Pepsico, Inc., 7.75%, due 10/1/98                              5.60             10,082,140
                                                                                                       --------------
                                                                                                           22,183,873
                                                                                                       --------------
                           TOTAL CORPORATE OBLIGATIONS--28.9%                                             673,936,292
                                                                                                       --------------

                           BANK OBLIGATIONS:

                           BANK NOTES--5.7%
           30,000,000      Comerica Bank, N.A., 5.97%, due 10/27/98                       5.54             30,048,321
            5,000,000      Commonwealth Bank of Australia, Variable Rate Notes, 5.625%,
                           due 8/27/98
                           (GTY: Commonwealth of Australia) (Note A)                      5.65              4,997,344

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MONEY MARKET PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
          $25,000,000      FCC National Bank, Variable Rate Notes, 5.568%, due 5/5/98         5.64        $   24,997,071
                           (Note A)
            2,000,000      First USA Bank, Variable Rate Notes, 5.925%, due 5/7/98            5.60             2,000,109
                           (Note A)
           15,000,000      LaSalle National Bank, Chicago, 5.76%, due 7/10/98                 5.76            15,000,000
           20,000,000      PNC Bank, N.A., Variable Rate Notes, 5.38%, due 5/1/98             5.47            19,997,180
                           (Note A)
           20,000,000      PNC Bank, N.A., Variable Rate Notes, 5.38%, due 5/1/98             5.45            19,994,209
                           (Note A)
            5,000,000      PNC Bank, N.A., Variable Rate Notes, 5.688%, due 5/5/98            5.66             5,000,093
                           (Note A)
            5,000,000      Wells Fargo Bank, N.A., Variable Rate Notes, 5.813%, due           5.70             5,000,000
                           5/29/98 (Notes A, E)
            5,000,000      Wells Fargo Bank, N.A., Variable Rate Notes, 5.813%, due           5.64             5,000,000
                           5/29/98 (Notes A, E)
                                                                                                          --------------
                                                                                                             132,034,327
                                                                                                          --------------
                           BANK SUPPORTED OBLIGATIONS--20.9%
            6,540,000      Adult Communities Total Services, Inc. Series 1996 VRDN,           5.67             6,540,000
                           5.75%, due 5/7/98 (LOC: LaSalle National Bank, Chicago)
                           (Note C)
            5,000,000      Alfa Russia Finance B.V., due 5/6/98 (LOC: Societe Generale)       5.57             4,996,181
           10,000,000      Assisted Living Funding, LLC Ser. 1997 VRDN, 5.70%, due            5.70            10,000,000
                           5/7/98 (LOC: First Union National Bank) (Note C)
           15,000,000      Banca Serfin S.A., Insittucion de Banca Multiple, Grupo            5.88            14,711,267
                           Financiero Serfin, due 8/31/98 (LOC: Barclays Bank PLC)
           15,000,000      Banco Bandeirantes, S.A., due 6/18/98 (LOC: Barclays Bank          5.90            14,888,000
                           PLC)
           10,000,000      Banco de Credito Nacional, S.A., due 7/20/98 (LOC: Barclays        5.52             9,880,667
                           Bank PLC)
           22,000,000      Banco de Galicia y Buenos Aires S.A., due 9/16/98 (LOC:            5.64            21,538,697
                           Bayerische Vereinsbank AG)
           10,000,000      Banco National de Comercio Exterior, S.N.C., due 5/7/98            5.54             9,990,900
                           (LOC: Barclays Bank PLC)
           25,000,000      Banco Rio de la Plata S.A., due 12/7/98 (LOC: Bayerische           5.67            24,167,361
                           Vereinsbank AG & Banco Santander)
           21,500,000      Banco Rio de la Plata S.A., due 12/8/98 (LOC: Bayerische           5.68            20,780,676
                           Vereinsbank AG & Banco Santander)
            3,000,000      Baylis Group Partnership Ser. 1992 VRDN, 5.75%, due 5/7/98         5.67             3,000,000
                           (LOC: Kredietbank NV) (Note C)
            3,210,000      Benedictine Health System, due 7/6/98 (LOC: LaSalle National       5.79             3,176,411
                           Bank, Chicago)
           15,675,000      Cibinong International Finance Co., B.V., Ser. A, due 6/1/98       5.80            15,598,737
                           (LOC: Bank of America NT & SA)
           15,000,000      COFCO Capital Corp., due 6/10/98 (LOC: Credit Suisse First         5.62            14,907,667
                           Boston)
           13,000,000      COSCO (Cayman) Co. Ltd., due 5/4/98 (Line: Credit Suisse           5.55            12,994,063
                           First Boston)
           15,000,000      COSCO (Cayman) Co. Ltd., due 5/4/98 (Line: Credit Suisse           5.56            14,993,150
                           First Boston)
           10,000,000      COSCO (Cayman) Co. Ltd., due 5/6/98 (Line: Credit Suisse           5.57             9,992,375
                           First Boston)
           10,000,000      COSCO (Cayman) Co. Ltd., due 6/8/98 (Line: Credit Suisse           5.58             9,941,628
                           First Boston)
           30,000,000      Demir Funding Corp. I, due 7/13/98 (LOC: Bayerische                5.57            29,666,025
                           Vereinsbank AG)
            9,600,000      Edward Obligated Grp. Ser. 1997B VRDN, 5.61%, due 5/7/98           5.61             9,600,000
                           (Insured: AMBAC; LIQ: Harris Trust & Savings Bank) (Note C)
           20,000,000      KOC Funding Corp., due 5/14/98 (LOC: Credit Suisse First           5.54            19,960,494
                           Boston) (Note B)
            5,000,000      Long Lane Master Trust I Ser. 1998A, Variable Rate Notes,          5.71             5,000,000
                           5.708%, due 7/20/98 (Counter Party: BankBoston, N.A.) (Notes
                           A, B)
           11,000,000      Long Lane Master Trust II Ser. 1997B, Variable Rate Notes,         5.74            11,000,000
                           5.738%, due 6/26/98 (Counter Party: BankBoston, N.A.)
                           (Notes A, B)
           20,000,000      Long Lane Master Trust III Ser. 1997C, Variable Rate Notes,        5.68            20,000,000
                           5.682%, due 5/2/98 (Counter Party: BankBoston, N.A.)
                           (Notes A, B)
           14,239,000      Louis Dreyfus Corp. II, due 5/15/98 (LOC: Dresdner Bank AG)        5.57            14,208,323
           31,550,000      Metrocrest Hospital Authority, Ser. 89-A, due 5/4/98 (LOC:         5.60            31,535,480
                           Bank of New York, NY)
           20,000,000      Nacional Financiera, S.N.C, due 5/12/98 (LOC: Societe              5.56            19,966,450
                           Generale)
           14,865,000      NuFunding Inc. VRDN, 5.726%, due 5/7/98 (LOC: LaSalle              5.65            14,865,000
                           National Bank, Chicago) (Note C)
           15,000,000      Petroleo Brasileiro S.A., due 5/26/98 (LOC: Barclays Bank          5.80            14,941,979
                           PLC)
            4,000,000      Rockland Industries, Inc. Taxable Series 1997 VRDN, 5.65%,         5.57             4,000,000
                           due 5/7/98 (LOC: First Union National Bank) (Note C)
            7,615,000      Roosevelt Paper Co. Ser. 1997 VRDN, 5.75%, due 5/7/98 (LOC:        5.67             7,615,000
                           CoreStates Bank, N.A.) (Note C)
            4,050,000      Senior Systems Technology LLC VRDN, 5.668%, due 5/7/98 (LOC:       5.67             4,050,000
                           Comerica Bank - California) (Note C)
           21,500,000      Sinochem American C.P. Inc., due 5/14/98 (LOC: Credit Suisse       5.58            21,456,910
                           First Boston)
           21,375,000      The Society of New York Hospital Fund, Inc., due 5/13/98           5.60            21,335,528
                           (LOC: Chase Manhattan Bank, N.A.)
            4,000,000      Trap Rock Industries, Inc. Ser. 1997 VRDN, 5.75%, due 5/7/98       5.67             4,000,000
                           (LOC: CoreStates Bank, N.A.) (Note C)
            5,920,000      Triad Group, Inc. Ser. 1997 VRDN, 5.65%, due 5/7/98 (LOC:          5.57             5,920,000
                           First Union National Bank) (Note C)
            5,000,000      Unibanco-Uniao de Banco Brasileiros S.A., due 11/30/98 (LOC:       5.74             4,835,812
                           Bayerische Vereinsbank AG)
                                                                                                          --------------
                                                                                                             486,054,781
                                                                                                          --------------

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MONEY MARKET PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           BANK TIME DEPOSITS--3.7%
          $25,000,000      Credit Agricole Indosuez S.A., 5.54%, due 8/28/98                  5.54        $   25,000,000
           20,000,000      Generale Bank, 5.531%, due 8/27/98                                 5.53            20,000,000
           40,000,000      Westdeutsche Landesbank GZ, 5.54%, due 7/27/98                     5.54            40,000,000
                                                                                                          --------------
                                                                                                              85,000,000
                                                                                                          --------------
                           DOMESTIC CERTIFICATES OF DEPOSIT--4.9%
           10,000,000      Bankers Trust Co., NY, 5.94%, due 9/10/98                          6.00             9,997,939
           40,000,000      Bankers Trust Co., NY, Variable Rate Notes, 5.41%, due             5.47            39,997,613
                           5/1/98 (Note A)
           15,000,000      Bankers Trust Co., NY, Variable Rate Notes, 5.46%, due             5.48            14,997,340
                           5/1/98 (Note A)
           25,000,000      Bankers Trust Co., NY, Variable Rate Notes, 5.46%, due             5.47            24,999,408
                           5/1/98 (Note A)
           24,000,000      LaSalle National Bank, Chicago, 5.50%, due 6/8/98                  5.50            24,000,000
                                                                                                          --------------
                                                                                                             113,992,300
                                                                                                          --------------
                           YANKEE BANK CERTIFICATES OF DEPOSIT--14.4%
           30,000,000      Banque Nationale de Paris, 5.84%, due 5/5/99                       5.89            29,985,649
           20,000,000      Banque Nationale de Paris, 5.96%, due 6/30/98                      5.90            20,001,582
           15,000,000      Banque Nationale de Paris, 5.57%, due 7/17/98                      5.56            15,000,316
           20,000,000      Credit Agricole Indosuez S.A., 5.655%, due 2/26/99                 5.70            19,992,886
           30,000,000      Credit Agricole Indosuez S.A., 5.66%, due 3/23/99                  5.71            29,987,160
           20,000,000      Credit Agricole Indosuez S.A., 5.74%, due 4/26/99                  5.80            19,988,621
           30,000,000      Deutsche Bank AG, 5.695%, due 3/30/99                              5.76            29,983,031
            5,000,000      Deutsche Bank AG, 5.94%, due 10/23/98                              5.59             5,005,053
           15,000,000      National Westminster Bank PLC, 5.54%, due 8/3/98                   5.54            15,000,601
           35,000,000      National Westminster Bank PLC, 5.53%, due 8/5/98                   5.51            35,001,740
           15,000,000      Societe Generale, 5.635%, due 12/31/98                             5.64            15,000,000
           35,000,000      Societe Generale, 5.75%, due 4/19/99                               5.80            34,983,798
           10,000,000      Societe Generale, Variable Rate Notes, 5.415%, due 5/1/98          5.48             9,997,725
                           (Note A)
           25,000,000      Societe Generale, Variable Rate Notes, 5.45%, due 5/1/98           5.47            24,999,933
                           (Note A)
           20,000,000      Svenska Handelsbanken AB, 5.86%, due 9/18/98                       5.89            19,997,727
           10,000,000      Swiss Bank Corp., 5.86%, due 7/17/98                               5.53            10,002,945
                                                                                                          --------------
                                                                                                             334,928,767
                                                                                                          --------------

                           TOTAL BANK OBLIGATIONS--49.6%                                                   1,152,010,175
                                                                                                          --------------

                           MUNICIPAL OBLIGATIONS:

                           TAXABLE OBLIGATIONS--21.3%
            5,000,000      Bergen County (NJ) Improvement Auth., County Gtd. Proj.            5.66             5,000,000
                           Notes (Bergen Pines Cty. Hosp. Proj.) Ser. 1998, 5.74%, due
                           2/17/99
            2,925,000      Bergen County (NJ) Improvement Auth., County Gtd. Proj.            5.75             2,925,000
                           Notes (Bergen Pines Cty. Hosp. Proj.) Ser. 1998B, 5.88%, due
                           2/17/99
            2,270,000      Berks Co. IDA VRDN, 5.75%, due 5/7/98 (LOC: CoreStates Bank,       5.67             2,270,000
                           N.A.) (Note C)
           30,000,000      Brazos River Auth., TX, Collateralized PCR (Texas Utilities        5.58            29,999,892
                           Elec. Co. Proj.) Ser. 1993A, 5.58%, due 5/14/98 (LOC:
                           Canadian Imperial Bank of Commerce)
           25,000,000      Broward Cty., FL Pro. Sports Fac. Tax & Rev. Bonds (Broward        5.69            25,000,000
                           Cty. Civic Arena Proj.) Ser. 1996B (TTR 14), 5.688%, due
                           5/1/98 (Insured: MBIA; LIQ: Citibank, N.A.) (Note A)
           30,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds           5.57            30,000,000
                           (Atlantic Richfield Co. Proj.) Ser. 1997, 5.57%, due 5/6/98
                           (GTY: Atlantic Richfield Co.)
            8,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds           5.70             8,000,000
                           (Atlantic Richfield Co. Proj.) Ser. 1997, 5.70%, due 5/6/98
                           (GTY: Atlantic Richfield Co.)
           20,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds           5.79            20,000,000
                           (Atlantic Richfield Co. Proj.) Ser. 1997, 5.79%, due 5/6/98
                           (GTY: Atlantic Richfield Co.)
           10,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds           5.85            10,000,000
                           (Atlantic Richfield Co. Proj.) Ser. 1997, 5.85%, due 5/6/98
                           (GTY: Atlantic Richfield Co.)
           20,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds           5.75            20,000,000
                           (Atlantic Richfield Co. Proj.) Ser. 1997, 5.75%, due 5/14/98
                           (GTY: Atlantic Richfield Co.)
           25,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds           5.65            25,000,000
                           (Browning Ferris Industries) Ser. 1997, 5.65%, due 6/3/98
                           (LOC: Texas Commerce Bank, N.A.)
           25,000,000      Calif. Pollution Control Fin. Auth. Rev. Bonds (Shell              5.57            25,000,000
                           Martinez Refining Co. Proj.) Ser. 1996, 5.57%, due 5/6/98
                           (GTY: Shell Oil Co.)

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MONEY MARKET PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)


            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
           $4,735,000      City of Gaithersburg (MD) Econ. Dev. Rev. (Asbury Methodist        5.67        $    4,735,000
                           Village, Inc. Fac.) Ser. 1997B VRDN, 5.75%, due 5/7/98
                           (Insured: MBIA; LIQ: Nationsbank N.A.) (Note C)
            5,500,000      City of Portsmouth (VA) IDA (PortCentre I Proj.) Ser. 1997B        5.75             5,500,000
                           VRDN, 5.75%, due 5/1/98 (LOC: NationsBank, N.A.) (Note C)
           15,000,000      City of St. Paul, MN, G.O. Notes, 5.72%, due 8/14/98 (LIQ:         5.64            15,000,000
                           Norwest Bank Minnesota, N.A.)
           10,000,000      City of Whiting, IN Indus. Sewage & Solid Waste Disp. Rev.         5.58            10,000,000
                           Bonds (Amoco Oil Co. Proj.) Ser. 1995, 5.58%, due 6/23/98
                           (LOC: Amoco, LIQ: Nationsbank of Texas, N.A.)
           31,570,000      City of Worcester, MA BAN, 5.86%, due 8/28/98                      5.81            31,574,870
           17,400,000      Gulf Coast Waste Disp. Auth. Waste Disp. Rev. Bonds (Valero        5.57            17,400,000
                           Energy Corp. Proj.) Ser. 1998 VRDN, 5.65%, due 5/6/98 (LOC:
                           Bank of Montreal) (Note C)
           26,000,000      Ill. Dev. Auth. Revenue Bonds Ser. 1996 VRDN, 5.75%, due           5.67            26,000,000
                           5/7/98 (LOC: Northern Trust Co.) (Note C)
            6,295,000      Ill. Health Facilities Auth. Ser. 1996F VRDN, 5.75%, due           5.67             6,295,000
                           5/7/98 (LOC: LaSalle National Bank, Chicago) (Note C)
           20,000,000      Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1997B        5.61            20,000,000
                           VRDN, 5.61%, due 5/6/98 (LOC: First National Bank of
                           Chicago) (Note C)
            7,000,000      Indus. Dev. Board of the Parish of Calcasieu (LA) Inc., Env.       5.59             7,000,000
                           Rev. Bonds (CITGO Petroleum Corp. Proj.) Ser. 1996, 5.59%,
                           due 6/17/98 (LOC: ABN-AMRO Bank, N.V.)
            5,000,000      Maryland Health & Higher Educational Facilities Auth. Rev.         5.75             5,000,000
                           Bonds Ser. 1998B VRDN, 5.75%, due 5/7/98 (LOC: First Union
                           National Bank) (Note C)
            2,130,000      Mass. Housing Fin. Agency Notes, Ser. 1994, 7.15%, due             5.55             2,135,393
                           7/1/98 (Insured: AMBAC)
           11,000,000      Miss. Bus. Fin. Corp. Indus. Dev. Bonds (GE Plastics               5.67            11,000,000
                           Finishing Inc. Proj.) Ser. 1998 VRDN, 5.668%, due 5/1/98
                           (GTY: General Electric Company) (Note C)
            4,000,000      Miss. Bus. Fin. Corp. Rev. Bonds (AB Co. Inc. Proj.) Ser. B        5.57             4,000,000
                           VRDN, 5.65%, due 5/7/98 (LOC: First Union National Bank)
                           (Note C)
            3,800,000      NJ EDA (The Morey Organization, Inc. Proj.) Ser. 1997 VRDN,        5.67             3,800,000
                           5.75%, due 5/7/98 (LOC: CoreStates Bank, N.A.) (Note C)
            6,000,000      NJ EDA State Pension Fdg. Bonds Ser. 1997A, 5.68%, Optional        5.68             6,000,000
                           Put 5/1/98 (Insured: MBIA; LIQ: Citibank, N.A.)
            9,600,000      NY State HFA Svc. Contract Obligation Rev. Ser. 1997B VRDN,        5.58             9,600,000
                           5.66%, due 5/7/98 (LOC: Commerzbank AG) (Note C)
            5,000,000      NY State HFA, Tribeca Landing Housing Rev. Bonds, Ser. 1997B       5.59             5,000,000
                           VRDN, 5.67%, due 5/6/98
                           (LOC: Fleet Bank, N.A.) (Note C)
            9,500,000      Oakland-Alameda Cty., CA, Coliseum Auth. Lease Rev. Bonds          5.57             9,500,000
                           Ser. 1995 B2, 5.57%, due 5/15/98
                           (LOC: Canadian Imperial Bank of Commerce)
            5,000,000      Oakland-Alameda Cty., CA, Coliseum Auth. Lease Rev. Bonds          5.58             5,000,000
                           Ser. 1996 A2, 5.58%, due 6/24/98
                           (LOC: Canadian Imperial Bank of Commerce)
            3,975,000      PA Econ. Dev. Fin. Auth. Taxable Dev. Rev. Bonds (Country          5.70             3,975,000
                           Meadows of Allentown Proj.) Ser. 1996B VRDN, 5.70%, due
                           5/7/98 (LOC: Mellon Bank, N.A.) (Note C)
            2,500,000      Passaic Cty., NJ Utilities Auth. Proj. Notes Ser. 1997A,           5.87             2,500,000
                           5.95%, due 8/4/98 (Insured: MBIA)
            2,546,000      Passaic Cty., NJ Utilities Auth. Proj. Notes Ser. 1997,            5.87             2,546,000
                           5.95%, due 8/4/98 (Insured: MBIA)
            3,080,000      Scripps Health Calif., Notes, 5.80%, due 10/1/98 (Insured:         5.55             3,082,497
                           MBIA)
           39,500,000      State of NH PCR IDA (Public Svc. Co. of NH Proj.) Ser.             5.58            39,500,000
                           1991D, 5.58%, due 6/17/98 (LOC: Barclays Bank PLC)
           13,500,000      State of Ohio, Taxable Dev. Asst, Ser. 1996, 5.688%,               5.69            13,500,000
                           Optional Put 5/1/98 (Insured: AMBAC; LIQ: Citibank, N.A.)
           20,000,000      State of Ohio, Taxable Dev. Asst. Ser. CR16T, 5.688%,              5.69            20,000,000
                           Optional Put 5/1/98 (Insured: AMBAC; LIQ: Citibank, N.A.)
            3,000,000      Westchester County NY IDA (BWP Distributors Inc. Proj.) Ser.       5.57             3,000,000
                           1997 VRDN, 5.65%, due 5/7/98
                           (LOC: First Union National Bank) (Note C)
                                                                                                          --------------
                           TOTAL MUNICIPAL OBLIGATIONS --21.3%                                               495,838,652
                                                                                                          --------------

                           REPURCHASE AGREEMENTS --.9%
           21,402,000      Morgan Stanley & Co., Inc.,
                           -dated 4/30/98, due 5/1/98, in the amount of $21,405,305,
                           -fully collateralized by $32,380,290 U.S. Government
                           Securities, value $21,963,418                                      5.56            21,402,000
                                                                                                          --------------

                           TOTAL INVESTMENTS -- 100.7%                                                     2,343,187,119

                           OTHER ASSETS AND LIABILITIES, NET -- (0.7%)                                       (15,175,274)
                                                                                                          --------------

                           NET ASSETS -- 100.0%                                                           $2,328,011,845
                                                                                                          --------------
                                                                                                          --------------

        PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS
                          AND FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
              U.S. GOVERNMENT PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           FEDERAL FARM CREDIT BANK--8.2%
          $ 1,000,000      Notes, 5.90%, due 6/2/98                                       5.45         $    1,000,341
            1,000,000      Notes, 5.70%, due 11/3/98                                      5.55              1,000,519
            1,250,000      Notes, 5.85%, due 9/11/98 (Note E)                             5.73              1,250,272
           25,000,000      Variable Rate Notes, 5.28%, due 5/1/98 (Note A)                5.34             24,997,550
           10,000,000      Variable Rate Notes, 5.458%, due 5/1/98 (Note A)               5.54              9,997,180
                                                                                                       --------------
                                                                                                           38,245,862
                                                                                                       --------------
                           FEDERAL HOME LOAN BANK--38.5%
            1,055,000      Notes, 5.82%, due 6/16/98                                      5.62              1,055,186
            1,000,000      Notes, 5.72%, due 6/23/98                                      5.45              1,000,288
            1,000,000      Notes, 5.90%, due 6/29/98                                      5.45              1,000,665
            3,290,000      Notes, 5.72%, due 6/30/98                                      5.72              3,289,772
            5,000,000      Notes, 5.725%, due 9/8/98                                      5.47              5,003,432
            1,380,000      Notes, 5.685%, due 10/2/98                                     5.50              1,380,774
            1,000,000      Notes, 5.925%, due 2/1/99                                      5.62              1,001,691
            3,214,286      Notes, 5.74%, due 3/11/99 (Note E)                             5.76              3,215,092
            1,805,000      Notes, 5.55%, due 3/23/99                                      5.72              1,802,358
            4,800,000      Notes, 5.70%, due 4/15/99 (Note E)                             5.67              4,797,849
           10,000,000      Variable Rate Notes, 5.633%, due 5/2/98 (Note A)               5.48             10,005,654
            9,000,000      Variable Rate Notes, 5.633%, due 5/4/98 (Note A)               5.54              9,003,485
           15,000,000      Variable Rate Notes, 5.508%, due 5/6/98 (Note A)               5.50             14,991,051
            5,450,000      Variable Rate Notes, 5.52%, due 5/6/98 (Note A)                5.57              5,450,182
           50,000,000      Variable Rate Notes, 5.467%, due 5/7/98 (Note A)               5.54             49,992,484
           25,000,000      Variable Rate Notes, 5.426%, due 5/7/98 (Note A)               5.52             24,995,709
           15,000,000      Variable Rate Notes, 5.431%, due 5/17/98 (Note A)              5.51             14,995,487
            5,000,000      Variable Rate Notes, 5.441%, due 5/25/98 (Note A)              5.49              4,997,753
           20,000,000      Variable Rate Notes, 5.428%, due 6/30/98 (Note A)              5.52             19,992,671
                                                                                                       --------------
                                                                                                          177,971,583
                                                                                                       --------------
                           FEDERAL HOME LOAN MORTGAGE CORP.--5.8%
            5,623,944      Mortgage Pool M90189, 6.00%, due 7/1/98                        5.60              5,619,045
            1,465,140      Mortgage Pool L90042, 6.00%, due 8/1/98                        5.82              1,465,083
            5,406,504      Mortgage Pool G50133, 6.00%, due 11/1/98                       5.74              5,401,912
            1,965,000      Notes, 5.95%, due 6/19/98                                      5.42              1,966,232
            5,000,000      Notes, 13.00%, due 11/4/98                                     5.61              5,175,094
            2,000,000      Notes, 5.18%, due 11/18/98 (Note E)                            5.56              1,995,856
            5,000,000      Notes, 5.605%, due 3/12/99                                     5.57              5,001,404
                                                                                                       --------------
                                                                                                           26,624,626
                                                                                                       --------------
                           FEDERAL NATIONAL MORTGAGE ASSOC.--29.7%
            5,000,000      Discount Notes, due 3/24/99                                    5.82              4,749,200
            2,705,000      Notes, 6.08%, due 5/6/98                                       5.63              2,705,141
            7,000,000      Notes, 8.15%, due 5/11/98                                      5.46              7,005,030
            2,935,000      Notes, 5.25%, due 5/13/98                                      5.72              2,934,502
            1,000,000      Notes, 5.84%, due 6/19/98                                      5.45              1,000,421
            4,000,000      Notes, 5.33%, due 6/26/98 (Note E)                             5.75              3,997,114
            2,000,000      Notes, 6.29%, due 7/8/98                                       5.58              2,001,907
            1,875,000      Notes, 5.22%, due 7/10/98 (Note E)                             5.83              1,872,825
            1,690,000      Notes, 6.00%, due 7/17/98                                      5.46              1,691,772
            1,000,000      Notes, 9.40%, due 8/10/98                                      5.48              1,010,557
            1,250,000      Notes, 5.35%, due 8/12/98 (Note E)                             5.82              1,248,352
            1,485,000      Notes, 5.63%, due 8/14/98                                      5.43              1,485,627
            1,000,000      Notes, 6.09%, due 9/1/98                                       5.55              1,001,344
            1,000,000      Notes, 6.32%, due 9/17/98                                      5.44              1,003,056


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
              U.S. GOVERNMENT PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------
          $10,000,000      Notes, 5.30%, due 12/10/98 (Note E)                                5.84        $    9,969,286
            3,710,000      Notes, 5.75%, due 12/10/98 (Note E)                                5.68             3,709,896
            9,200,000      Notes, 5.80%, due 3/4/99 (Note E)                                  5.79             9,200,295
            6,000,000      Notes, 6.00%, due 3/26/99                                          5.72             6,014,548
           10,000,000      Variable Rate Notes, 5.43%, due 5/5/98 (Note A)                    5.54             9,987,179
           10,000,000      Variable Rate Notes, 5.553%, due 5/5/98 (Note A)                   5.50             9,998,943
           30,000,000      Variable Rate Notes, 5.57%, due 5/5/98 (Note A)                    5.55            29,985,123
           15,000,000      Variable Rate Notes, 5.588%, due 5/5/98 (Note A)                   5.55            14,997,387
           10,000,000      Variable Rate Notes, 5.448%, due 7/5/98 (Note A)                   5.61             9,996,420
                                                                                                          --------------
                                                                                                             137,565,925
                                                                                                          --------------
                           STUDENT LOAN MARKETING ASSOCIATION--12.8%
            5,000,000      Notes, 5.60%, due 8/11/98                                          5.77             4,997,723
            1,000,000      Notes, 5.82%, due 9/16/98                                          5.42             1,001,252
           10,000,000      Notes, 5.703%, due 1/22/99 (Note E)                                5.63            10,000,000
            5,000,000      Notes, 7.723%, due 1/25/99                                         5.59             5,073,413
           23,000,000      Variable Rate Notes, 5.273%, due 5/5/98 (Note A)                   5.34            22,974,565
           15,000,000      Variable Rate Notes, 5.563%, due 5/5/98 (Note A)                   5.54            14,992,952
                                                                                                          --------------
                                                                                                              59,039,905
                                                                                                          --------------
                           REPURCHASE AGREEMENTS--5.2%
           24,071,000      Morgan Stanley & Co., Inc.,
                           -dated 4/30/98, due 5/1/98, in the amount of $24,074,718,
                           -fully collateralized by $31,116,330 U.S. Government
                           Securities, value 24,657,418                                       5.56            24,071,000
                                                                                                          --------------

                           TOTAL INVESTMENTS -- 100.2%                                                       463,518,901

                           OTHER ASSETS AND LIABILITIES, NET -- (0.2%)                                          (985,770)
                                                                                                          --------------

                           NET ASSETS -- 100.0%                                                           $  462,533,131
                                                                                                          --------------
                                                                                                          --------------

        PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS
                          AND FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                 MUNICIPAL PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                           MUNICIPAL OBLIGATIONS:

                           ALASKA--.1%
           $  100,000      North Slope Boro, Ser. A, 4.85%, due 6/30/98 (Insured: MBIA)   4.00         $      100,135
                                                                                                       --------------

                           ARIZONA--.8%
              500,000      Phoenix Street & Highway User Rev. Bonds , 6.90%, due 7/1/98
                           (Escrowed to Maturity) (Note D)                                4.50                501,964
            2,000,000      Pima County IDA (Tucson Elec. Co. Proj.) VRDN, 4.25% (LOC:
                           Societe Generale) (Note C)                                     4.25              2,000,000
                                                                                                       --------------
                                                                                                            2,501,964
                                                                                                       --------------
                           CALIFORNIA--.1%
              300,000      California Alternative Energy Source Fin. Auth., Ser. 1986
                           VRDN, 3.70% (LOC: Banque Nationale de Paris) (Note C)          3.70                300,000
                                                                                                       --------------

                           COLORADO--9.1%
            6,780,000      Commerce City Rev. Bonds (Golf Enterprise), VRDN, 4.50%
                           (LOC: U.S. Bank of Washington) (Note C)                        4.50              6,780,000
            3,900,000      Denver City & County Airport Rev. Bonds, Ser. 1997A, 3.35%,
                           due 5/8/98 (LOC: Bayerische Landesbank)                        3.35              3,900,000
            6,300,000      Denver City & County Airport Rev. Bonds, Ser. 1997A, 3.30%,
                           due 5/8/98 (LOC: Bayerische Landesbank)                        3.30              6,300,000
            5,000,000      Denver City & County Airport Rev. Bonds, Ser. 1997B VRDN,
                           4.25% (LOC: Bayerische Landesbank) (Note C)                    4.25              5,000,000
            6,200,000      Pueblo Cty. IDR (Kaiser Aero Space & Elec. Proj.) VRDN,
                           4.20% (LOC: ABN-AMRO Bank N.V.) (Note C)                       4.20              6,200,000
                                                                                                       --------------
                                                                                                           28,180,000
                                                                                                       --------------
                           CONNECTICUT--.1%
              105,000      Hebron G.O. Bonds, 6.10%, due 11/15/98 (Insured: MBIA)         4.00                106,157
                                                                                                       --------------

                           DELAWARE--3.1%
            8,600,000      Delaware Econ. Dev. Auth. IDR (Del. Clean Pwr. Proj.) VRDN
                           Ser. 1997C, 4.35% (LOC: Canadian Imperial Bank of Commerce)
                           (Note C)                                                       4.35              8,600,000
            1,160,000      Wilmington Community Rev Bonds, VRDN Program A, 4.35% (LOC:
                           CoreStates Bank, N.A.) (Note C)                                4.35              1,160,000
                                                                                                       --------------
                                                                                                            9,760,000
                                                                                                       --------------
                           DISTRICT OF COLUMBIA--1.2%
              100,000      Washington D.C. G.O. Bonds, 7.30%, due 6/1/98 (Insured:
                           AMBAC)                                                         4.00                100,273
              105,000      Washington D.C. G.O. Bonds, 7.00%, due 6/1/98 (Insured:
                           AMBAC)                                                         3.90                105,265
              200,000      Washington D.C. G.O. Bonds, Ser. B, 6.625%, due 6/1/98
                           (Insured: MBIA)                                                4.00                200,438
              250,000      Washington D.C. G.O. Bonds, Ser. B, 6.95%, due 6/1/98
                           (Insured: FSA)                                                 3.80                250,637
              100,000      Washington D.C. G.O. Bonds, Ser. B-3, 4.40%, due 6/1/98
                           (Insured: MBIA)                                                4.00                100,033
            3,000,000      Washington D.C. G.O. Notes, Ser. 1997, VRDN, 4.10% (LOC:
                           First Union National Bank) (Note C)                            4.10              3,000,000
                                                                                                       --------------
                                                                                                            3,756,646
                                                                                                       --------------
                           FLORIDA--11.3%
              120,000      Florida Board of Ed. G.O. Bonds, 5.40%, due 5/1/98 (Escrowed
                           to Maturity) (Note D)                                          4.00                120,000
              365,000      Florida Board of Ed. G.O. Bonds, Ser. 1988B1, 7.875%, due
                           6/1/98, Prerefunded @ 102 (Note D)                             3.90                373,474
            2,500,000      Florida Muni. Power Agy. CP Notes, Ser. A, 3.45%, due
                           5/12/98 (LOC: First Union National Bank)                       3.45              2,500,000
            6,000,000      Florida Muni. Power Agy. CP Notes, Ser. A, 3.60%, due
                           5/13/98 (LOC: First Union National Bank)                       3.60              6,000,000
            1,543,000      Gainesville Utility System CP, Ser. C, 3.45%, due 5/11/98
                           (LIQ: Bank of America NT & SA & SunTrust Bank)                 3.45              1,543,000
            5,000,000      Indian River Cty. Hosp. Dist., Ser. 1990, 3.55%, due 5/11/98
                           (LOC: Kredietbank N.V.)                                        3.55              5,000,000
            4,700,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser.
                           1995A, 3.40%, due 5/14/98 (LINE: SunTrust Bank)                3.40              4,700,000
            6,000,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser.
                           1995A, 3.70%, due 5/29/98 (LINE: SunTrust Bank)                3.70              6,000,000
            4,000,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser.
                           1995A, 3.70%, due 6/10/98 (LINE: SunTrust Bank)                3.70              4,000,000
              100,000      Ocala Power Supply Rev. Bonds, 6.75%, due 10/1/98 (Insured:
                           MBIA)                                                          5.76                100,394
            2,500,000      Orange Cty. IDA (Sutherland Printing Proj.) Ser. 1998A VRDN,
                           4.25% (LOC: First Union National Bank) (Note C)                4.25              2,500,000
            2,250,000      St. Lucie Cty. PCR (Florida Power & Light Co. Proj.) Ser.
                           1994, 3.55%, due 5/12/98                                       3.55              2,250,000
                                                                                                       --------------
                                                                                                           35,086,868
                                                                                                       --------------
                           GEORGIA--3.1%
              150,000      Cobb Cty. Hosp. Auth. Rev. Bonds (Kennestone Hospital)
                           7.30%, due 8/1/98 (Insured: MBIA)                              4.00                151,211
            9,192,000      Dekalb Cty. Hsg. Auth. SFM , Ser. 1997A, VRDN, 4.40% (LIQ:
                           Bank of New York, NY) (Note C)                                 4.40              9,192,000
              200,000      Gwinnett Cty. Water & Sewer COP Rev. Bonds, 8.05%, due
                           8/1/98                                                         4.00                201,976
                                                                                                       --------------
                                                                                                            9,545,187
                                                                                                       --------------

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                 MUNICIPAL PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------
                           HAWAII--1.3%
          $   100,000      Department of Budget & Fin. (Queens Med. Ctr. Proj.), 6.80%,
                           due 7/1/98, Prerefunded @102 (Note D)                              4.00        $      102,442
            4,000,000      Hawaii G.O. Bonds, VRDN, 4.25% (LIQ: BankBoston, N.A.)
                           (Note C)                                                           4.25             4,000,000
                                                                                                          --------------
                                                                                                               4,102,442
                                                                                                          --------------
                           ILLINOIS--7.1%
            2,500,000      Arcola IDR (Herff Jones, Inc. Proj.) VRDN, 4.25% (LOC:
                           Wachovia Bank & Trust Co.) (Note C)                                4.25             2,500,000
            2,900,000      Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 4.65%
                           (LIQ: Credit Suisse First Boston) (Note C)                         4.65             2,900,000
              100,000      DuPage Cty. Water & Sewer Rev. Bonds, 8.125%, due 12/1/98
                           (Insured: AMBAC)                                                   4.00               102,348
              600,000      Illinois COP, Ser. 1995A, 4.30%, due 7/1/98 (Insured: MBIA)        4.30               600,000
            3,000,000      Illinois Dev. Fin. Auth. (Citizens Util. Co. Proj.) VRDN,
                           4.10% (Note C)                                                     4.10             3,000,000
              375,000      Illinois Dev. Fin. Auth. (D.E. Akin Seed Proj.) VRDN, 4.30%
                           (LOC: Banc One) (Note C)                                           4.30               375,000
            1,850,000      Illinois Dev. Fin. Auth. (Emtech Machining & Grinding Inc.,
                           Proj.) VRDN, 4.25% (LOC: LaSalle National Bank, Chicago)
                           (Note C)                                                           4.25             1,850,000
            6,500,000      Illinois Health Fac. Auth. Rev. Bonds (Victory Health
                           Services) Ser. B, 3.35%, due 5/14/98 (LOC: Bank of America
                           NT & SA)                                                           3.35             6,500,000
            1,800,000      North Aurora IDR (Oberweiss Dairy, Inc. Proj.) VRDN, 4.25%
                           (LOC: LaSalle National Bank, Chicago) (Note C)                     4.25             1,800,000
              200,000      Northlake G.O., 4.40%, due 12/1/98 (Insured: MBIA)                 4.00               200,454
            2,340,000      Oak Lawn IDR (Lavergne Partners Proj.) VRDN, 4.25% (LOC:
                           LaSalle National Bank, Chicago) (Note C)                           4.25             2,340,000
                                                                                                          --------------
                                                                                                              22,167,802
                                                                                                          --------------
                           INDIANA--2.6%
            5,000,000      Indianapolis Gas Utility Sys. Rev. CP (Citizens Gas & Coke
                           Util. Proj.) 3.45%, due 6/5/98 (LIQ: NBD Bank, N.A.)               3.45             5,000,000
            3,000,000      Newton Cty. IDR (Intec Group, Inc. Proj.) VRDN, 4.25% (LOC:
                           LaSalle National Bank, Chicago) (Note C)                           4.25             3,000,000
                                                                                                          --------------
                                                                                                               8,000,000
                                                                                                          --------------
                           IOWA--1.5%
            4,500,000      Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 4.45% (LOC:
                           ABN-AMRO Bank N.V.) (Note C)                                       4.45             4,500,000
              100,000      Iowa Student Loan Rev. Bonds, Ser. C, 6.375%, due 12/1/98
                           (Insured: AMBAC)                                                   4.00               101,351
              100,000      North Central Iowa Community Sch. Dist., 4.50%, due 5/1/98
                           (Insured: AMBAC)                                                   4.00               100,000
                                                                                                          --------------
                                                                                                               4,701,351
                                                                                                          --------------
                           KANSAS--.1%
              220,000      Johnson Cty. Water Dist. #0001, 10.50%, due 12/1/98,
                           Prerefunded @ 100 (Note D)                                         7.97               223,067
              205,000      Lawrence G.O. Bonds, Ser.T, 6.50%, due 9/1/98                      4.00               206,677
                                                                                                          --------------
                                                                                                                 429,744
                                                                                                          --------------
                           KENTUCKY--6.1%
            4,915,000      Danville Multi-City Lease Rev. Bonds, 3.55%, due 5/1/98
                           (LOC: PNC Bank)                                                    3.55             4,915,000
            4,315,000      Jefferson Cty. PCR (Louisville Gas & Elec. Co. Proj.) Ser.
                           1993A, 3.30%, due 5/11/98                                          3.30             4,315,000
            4,900,000      Kentucky Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 4.15%
                           (LIQ: Commerzbank AG) (Note C)                                     4.15             4,900,000
            1,200,000      Mayfield (Kentucky League of Cities Pooled Lease Fin. Prog.)
                           Ser. 1996 VRDN, 4.15% (LOC: PNC Bank, Kentucky) (Note C)           4.15             1,200,000
            3,500,000      Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust
                           Prog.) Ser. 1989, 3.50%, due 5/8/98 (LOC: Commonwealth Bank
                           of Australia)                                                      3.50             3,500,000
                                                                                                          --------------
                                                                                                              18,830,000
                                                                                                          --------------
                           LOUISIANA--2.3%
            6,889,000      Calcasieu Parish Pub. Trust Auth. Rev. Bonds (WPT Corp.
                           Proj.) Ser. 1997, VRDN, 4.20% (LOC: Morgan Guaranty Trust
                           Co. of NY) (Note C)                                                4.20             6,889,000
              100,000      Louisiana Correctional Facs. Corp. Rev. Bonds, 4.80%, due
                           12/15/98 (Insured: FSA)                                            4.00               100,484
              100,000      Louisiana PFA Rev. Bonds (Alton Ochsner Med. Foundation
                           Proj.) Ser. A, 5.60%, due 5/15/98 (Insured: MBIA)                  4.00               100,060
                                                                                                          --------------
                                                                                                               7,089,544
                                                                                                          --------------
                           MARYLAND--8.6%
            4,000,000      Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser.
                           1988, 3.60%, due 5/7/98 (SBPA: Bank of New York)                   3.60             4,000,000
            4,100,000      Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser.
                           1988, 3.45%, due 5/7/98 (SBPA: Bank of New York)                   3.45             4,100,000
            8,000,000      Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser.
                           1988, 3.50%, due 6/9/98 (SBPA: Bank of New York)                   3.50             8,000,000
            1,500,000      Baltimore Cty. Rev. Auth. (Golf Systems) VRDN, 4.30% (LOC:
                           First National Bank of Maryland) (Note C)                          4.30             1,500,000
            2,500,000      Maryland Health & Higher Ed. (Deaton Special Hosp. & Home
                           Proj.) VRDN, 4.30% (LOC: First National Bank of Maryland)
                           (Note C)                                                           4.30             2,500,000

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                                                                              19

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                 MUNICIPAL PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------
         $  2,000,000      Maryland Health & Higher Ed. (North Arundel Hosp. Proj.)
                           VRDN, 4.25% (LOC: Mellon Bank, N.A.) (Note C)                      4.25        $    2,000,000
            4,500,000      Maryland Health & Higher Ed. (Univ. of Maryland Med. Sys.)
                           Ser. A, VRDN, 4.30% (LOC: First National Bank of Maryland)
                           (Note C)                                                           4.30             4,500,000
                                                                                                          --------------
                                                                                                              26,600,000
                                                                                                          --------------
                           MASSACHUSETTS--2.6%
              290,000      Farmington River Regional Sch. Dist. G.O. Bonds, 5.50%, due
                           11/15/98 (Insured: AMBAC)                                          4.00               292,289
            4,000,000      Massachusetts Health & Educ. Fac. Auth. (Becker College
                           Issue) Ser. A1 VRDN, 4.20%
                           (LOC: BankBoston, N.A.) (Note C)                                   4.20             4,000,000
            3,800,000      Massachusetts Ind. Fin. Auth. (Ark-Les Electronic Prod.
                           Corp. Proj.) Ser. 1998 VRDN, 4.20%
                           (LOC: BankBoston, N.A.) (Note C)                                   4.20             3,800,000
              110,000      Norfolk G.O. Bonds, 6.75%, due 11/15/98 (Insured: AMBAC)           4.00               111,592
                                                                                                          --------------
                                                                                                               8,203,881
                                                                                                          --------------
                           MICHIGAN--4.1%
           11,005,000      Michigan Hsg. Dev. Auth., Ser. 1988A, 3.60%, due 5/28/98
                           (LOC: Landesbank Hessen-Thueringen GZ)                             3.60            11,005,000
            1,700,000      Michigan Strategic Fund (United Fixtures Co. Proj.) Ser.
                           1995, VRDN, 4.35% (LOC: Bankers Trust Co., NY) (Note C)            4.35             1,700,000
                                                                                                          --------------
                                                                                                              12,705,000
                                                                                                          --------------
                           MINNESOTA--.1%
              200,000      Minnesota G.O. Bonds, 6.60%, due 8/1/98, Prerefunded @ 100
                           (Note D)                                                           4.00               201,273
                                                                                                          --------------

                           MISSISSIPPI--1.7%
            5,325,000      Clairborne Cty. PCR (South Mississippi Elec. Power Assoc. -
                           National Rural Utilities CFC) Ser. 1985 G-2, 3.55%, due
                           5/12/98                                                            3.55             5,325,000
                                                                                                          --------------

                           MISSOURI--1.4%
            1,950,000      Missouri Env. Imp. & Energy Res. Auth. (Assoc. Elec. Coop.)
                           Ser. 93M, VRDN, 4.10% (GTY: National Rural Utilities CFC)
                           (Note C)                                                           4.10             1,950,000
              500,000      Missouri Health & Educ. Facs. Auth. (SSM Health Care) Ser.
                           AA, 4.90%, due 6/1/98 (Insured: MBIA)                              4.00               500,369
            2,000,000      Missouri Health & Educ. Facs. Auth. (Stowers Institute for
                           Med. Res.) Ser. 1998, VRDN, 4.15% (LIQ: Morgan Guaranty
                           Trust Co. of NY) (Note C)                                          4.15             2,000,000
                                                                                                          --------------
                                                                                                               4,450,369
                                                                                                          --------------
                           NEBRASKA--1.0%
            3,100,000      Lincoln (Lincoln Elec. Sys.) 3.50%, due 6/9/98 (LIQ: Morgan
                           Guaranty Trust Co. of NY)                                          3.50             3,100,000
                                                                                                          --------------

                           NEW HAMPSHIRE--.5%
            1,570,000      Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser.
                           B, VRDN, 4.35% (LOC: PNC Bank, N.A.) (Note C)                      4.35             1,570,000
                                                                                                          --------------

                           NEW JERSEY--.2%
              200,000      Hammonton G.O. Bonds, 4.875%, due 12/1/98 (Insured: FGIC)          4.00               200,993
              500,000      Jersey City Incinerator Auth. Rev. Bonds, 6.90%, due
                           11/15/98 (Insured: FGIC)                                           4.10               507,360
              100,000      New Jersey Wastewater Treatment Trust, Ser. B, 7.25%, due
                           5/15/98, Prerefunded @ 101.75 (Note D)                             3.90               101,873
                                                                                                          --------------
                                                                                                                 810,226
                                                                                                          --------------
                           NEW MEXICO--.5%
            1,650,000      Albuquerque IDR (Karsten Co. of New Mexico) Ser. 1997A,
                           VRDN, 4.25% (LOC: Bank One) (Note C)                               4.25             1,650,000
                                                                                                          --------------

                           NEW YORK--.1%
              100,000      Brookhaven G.O. Bonds, Ser. B, 7.00%, due 5/1/98 (Insured:
                           MBIA)                                                              4.00               100,000
              150,000      New York State Dorm. Auth. Rev. Bonds (Spec. Obl.) Ser. A,
                           6.55%, due 5/1/98 (Escrowed to Maturity) (Note D)                  4.05               150,000
                                                                                                          --------------
                                                                                                                 250,000
                                                                                                          --------------
                           NORTH CAROLINA--.1%
              175,000      Concord COP Ser. A, 4.60%, due 6/1/98 (Insured: MBIA)              4.00               175,087
                                                                                                          --------------

                           OHIO--1.7%
            1,000,000      Montgomery Cty. Hosp. Fac. Rev. Bonds (Miami Valley Hosp.)
                           Ser. 1998B, 3.60%, due 6/3/98 (LOC: Northern Trust Co.)            3.60             1,000,000
              100,000      Montgomery Cty. Rev. Bonds (Sisters of Charity Health Care)
                           Ser. 1991A, 5.90%, due 5/15/98 (Insured: MBIA)                     4.00               100,071

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                 MUNICIPAL PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------
          $ 1,800,000      Ohio Air Quality Dev. Auth. Rev. Bonds (JMG Funding) Ser. B
                           VRDN, 4.15% (LOC: Societe Generale) (Note C)                       4.15        $    1,800,000
            2,500,000      Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co. Proj.) Ser.
                           B, 4.10%, Optional Put 5/1/98
                           (LOC: Union Bank of Switzerland)                                   4.11             2,499,750
              100,000      Ohio G.O. Bonds, 5.50%, due 8/1/98 (LOC: Wachovia Bank N.A.)       4.00               100,366
                                                                                                          --------------
                                                                                                               5,500,187
                                                                                                          --------------
                           OREGON--.2%
              500,000      Klamath Falls Elec. Rev. Bonds (Salt Caves Hydro-Elec.
                           Proj.) Ser. B, 4.50%, Mandatory Put 5/1/98
                           (Escrowed to Maturity) (Note D)                                    4.00               500,000
                                                                                                          --------------

                           PENNSYLVANIA--6.2%
            1,000,000      Beaver Cty. IDA (Duquesne Light Co. Proj.) Ser. 1993A, 3.30%
                           due 5/4/98 (LOC: Union Bank of Switzerland)                        3.30             1,000,000
            1,500,000      Bethel Township IDA (Brentwood Industries Inc. Proj.) VRDN,
                           4.35% (LOC: CoreStates Bank, N.A.) (Note C)                        4.35             1,500,000
            2,000,000      Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser.
                           1990A, 3.40%, due 5/5/98 (LOC: National Westminster Bank)          3.40             2,000,000
              385,000      Dauphin Cty. Gen. Auth. Health Sys. Rev. Bonds (Pinnacle
                           Health Sys. Proj.) 4.00%, due 5/15/98 (Insured: MBIA)              4.00               385,000
            7,600,000      Dauphin Cty. Gen. Auth. Rev. Bonds (Educ. & Hlth. Loan
                           Prog.) VRDN, 4.17% (LIQ: Chase Manhattan Bank N.A.) (Note C)       4.17             7,600,000
              100,000      Pennsylvania COP, Ser. A, 4.25%, due 7/1/98 (Insured: AMBAC)       4.00               100,040
              260,000      Pennsylvania G.O., 4.75%, due 6/15/98                              4.00               260,232
              200,000      Pennsylvania Higher Ed. Facs. Auth. Rev. Bonds, Ser. K,
                           4.00%, due 6/15/98 (Insured: AMBAC)                                4.00               200,000
            3,585,000      Philadelphia IDR (GDL Estates Corp.) Ser. 1998B VRDN, 4.20%
                           (LOC: CoreStates Bank, N.A.) (Note C)                              4.20             3,585,000
              150,000      Pittsburgh G.O. Bonds, Ser. A, 4.20%, due 9/1/98 (Insured:
                           AMBAC)                                                             4.00               150,095
            2,000,000      Venango IDA (Scrubgrass Proj.) Ser. 1990B, 3.55%, due
                           5/27/98 (LOC: National Westminster Bank)                           3.55             2,000,000
              285,000      Williams Valley Sch. Dist. G.O. Bonds, 3.85%, due 9/1/98
                           (Insured: FSA)                                                     3.85               284,644
                                                                                                          --------------
                                                                                                              19,065,011
                                                                                                          --------------
                           RHODE ISLAND--.7%
              100,000      Pawtucket G.O. Bonds, 5.20%, due 6/15/98 (Insured: MBIA)           4.00               100,144
            1,900,000      Rhode Island Ind. Fac. Corp. IDR (NFA Corp. Proj.) VRDN,
                           4.50% (LOC: BankBoston N.A.) (Note C)                              4.50             1,900,000
                                                                                                          --------------
                                                                                                               2,000,144
                                                                                                          --------------
                           SOUTH CAROLINA--3.5%
            4,000,000      Greenville County IDR Bonds (Stevens Aviation Tech. Serv.
                           Facs. Proj.) Ser. 97, VRDN, 4.25%
                           (LOC: First Union National Bank) (Note C)                          4.25             4,000,000
            6,700,000      South Carolina Jobs EDA (Zeuna Starker USA, Inc. Proj.)
                           VRDN, 4.30% (LOC: Bayerische Landesbank GZ) (Note C)               4.30             6,700,000
                                                                                                          --------------
                                                                                                              10,700,000
                                                                                                          --------------
                           SOUTH DAKOTA--3.0%
            5,800,000      South Dakota Hsg. Dev. Auth. (Homeownership Mortgage Bds.)
                           Ser. 1997E, VRDN, 4.25% (GIC: Westdeutsche Landesbank GZ)
                           (Note C)                                                           4.25             5,800,000
            1,345,000      South Dakota Hsg. Dev. Auth. (Homeownership Mortgage Bds.)
                           Ser. 1997G, 3.95%, due 8/13/98                                     3.95             1,345,000
            2,145,000      South Dakota Hsg. Dev. Auth. (Homeownership Mortgage Bds.)
                           Ser. 1997H, 3.95%, due 8/13/98                                     3.95             2,145,000
                                                                                                          --------------
                                                                                                               9,290,000
                                                                                                          --------------
                           TENNESSEE--1.1%
            3,400,000      Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 4.35%
                           (LOC: Nationsbank, TN)
                           (Note C)                                                           4.35             3,400,000
              100,000      Shelby Cty. Health, Ed., & Hsg. Fac. Rev. Bonds (Methodist
                           Health Sts.) Ser. 1989A, 7.10%, due 6/1/98 (Insured: MBIA)         4.00               100,255
                                                                                                          --------------
                                                                                                               3,500,255
                                                                                                          --------------
                           TEXAS--11.8%
              135,000      Arlington Ind. Sch. Dist., 7.00%, due 8/15/98 (Escrowed to
                           Maturity) (Note D)                                                 4.00               136,142
              240,000      Arlington Ind. Sch. Dist., 7.00%, due 8/15/98 , Prerefunded
                           @ 100 (Note D)                                                     4.00               242,030
            1,500,000      Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A,
                           3.35%, due 5/4/98 (LOC: Canadian Imperial Bank of Commerce)        3.35             1,500,000
            2,500,000      Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A,
                           3.30%, due 5/4/98 (LOC: Canadian Imperial Bank of Commerce)        3.30             2,500,000
              200,000      Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1995C,
                           VRDN, 4.40%, (LOC: Swiss Bank Corp.) (Note C)                      4.40               200,000
              250,000      Harris Cty., Rev. Bonds (Toll Road) 8.10%, due 8/1/98,
                           Prerefunded @ 102 (Note D)                                         4.00               257,459
              250,000      Harris Cty., Rev. Bonds (Toll Road) 8.125%, due 8/1/98,
                           Prerefunded @ 102 (Note D)                                         4.00               257,474

--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                 MUNICIPAL PORTFOLIO * SCHEDULE OF INVESTMENTS
                           April 30, 1998 (Unaudited)

            PRINCIPAL                                                                   ANNUALIZED
             AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
         $  4,700,000      Houston Airport CP Notes Ser. A, 3.45%, due 5/14/98 (LOC:
                           Canadian Imperial Bank of Commerce, Commerzbank AG)                3.45        $    4,700,000
              185,000      Longview G.O. Bonds, 7.00%, 6/1/98 (Insured: MBIA)                 4.00               185,462
              100,000      North Texas Municipal Dist. Rev. Bonds, 4.00%, 6/1/98
                           (Insured: MBIA)                                                    4.00               100,000
            7,000,000      San Antonio Water System CP Notes Ser. 1995, 3.45%, due
                           5/6/98 (RCA: Westdeutsche Landesbank GZ)                           3.45             7,000,000
            5,730,000      Texas Dept. of Hsg. & Comm. Affairs, Ser. A, 3.65%, due
                           7/8/98 (LIQ: FGIC)                                                 3.65             5,730,000
            3,315,000      Texas Dept. of Hsg. & Comm. Affairs, Ser. B, 3.60%, due
                           7/8/98 (LIQ: FGIC)                                                 3.60             3,315,000
              100,000      Texas Pub. Bldg. Auth. Rev. Bonds, 6.25%, due 8/1/98
                           (Insured: MBIA)                                                    4.00               100,550
            3,900,000      Texas G.O. Bonds (BT 104) VRDN, 4.35% (Note C)                     4.35             3,900,000
            6,266,000      University of Texas Board of Regents, Ser. A, 3.45%, due
                           6/4/98                                                             3.45             6,266,000
                                                                                                          --------------
                                                                                                              36,390,117
                                                                                                          --------------
                           VIRGINIA--.6%
            1,500,000      Louisa IDA (Virginia Elec. Power Co.), 3.65%, due 5/20/98          3.65             1,500,000
              430,000      Virginia Hsg. Dev. Auth., Ser. B., 5.00%, due 5/1/98               4.00               430,000
                                                                                                          --------------
                                                                                                               1,930,000
                                                                                                          --------------
                           WASHINGTON--.1%
              100,000      King & Snohomish Ctys. G.O. Bonds (Sch. Dist #417) Ser. A,
                           5.75%, due 12/1/98 (Insured: FGIC)                                 4.00               100,995
              100,000      Washington G.O., 4.80%, due 9/1/98                                 4.00               100,260
                                                                                                          --------------
                                                                                                                 201,255
                                                                                                          --------------
                           WEST VIRGINIA--1.8%
            3,000,000      West Virginia Public Energy Auth. (Morgantown Energy Assoc.
                           Proj.) Ser. 1989A, 3.55%, due 6/2/98 (LOC: Swiss Bank Corp.)       3.55             3,000,000
            2,500,000      West Virginia Public Energy Auth. (Morgantown Energy Assoc.
                           Proj.) Ser. 1989A, 3.55%, due 6/8/98 (LOC: Swiss Bank Corp.)       3.55             2,500,000
                                                                                                          --------------
                                                                                                               5,500,000
                                                                                                          --------------
                           WISCONSIN--1.4%
              200,000      Wisconsin G.O., Ser. A, 6.40%, due 5/1/98, Prerefunded @ 101
                           (Note D)                                                           4.10               202,000
              200,000      Wisconsin G.O., Ser. C, 6.80%, due 5/1/98, Prerefunded @ 101
                           (Note D)                                                           4.10               202,000
            4,073,000      Wisconsin Transportation Rev. CP Notes, Ser. 1997A, 3.45%,
                           due 5/5/98                                                         3.45             4,073,000
                                                                                                          --------------
                                                                                                               4,477,000
                                                                                                          --------------

                           TOTAL MUNICIPAL OBLIGATIONS -- 102.9%                                             318,752,645

                           OTHER ASSETS AND LIABILITIES, NET (2.9%)                                           (9,114,320)
                                                                                                          --------------

                           NET ASSETS -- 100.0%                                                           $  309,638,325
                                                                                                          --------------
                                                                                                          --------------

        PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS
                          AND FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
22

                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                      NOTES TO SCHEDULES OF INVESTMENTS
                          April 30, 1998 (Unaudited)


(A) Variable rate securities. The rates shown are the current rates on April 30, 1998. Dates shown represent the next interest reset date.

(B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 1998, the aggregate value of these securities, valued at amortized cost, is $135,960,494, representing 5.8% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security may be redeemed prior to maturity date at the discretion of the issuer.


                         DESCRIPTION OF ABBREVIATIONS

     AMBAC      American Municipal Bond Assurance Corporation
     BAN        Bond Anticipation Note
     CFC        Cooperative Finance Corporation
     COP        Certificate of Participation
     CP         Commercial Paper
     EDA        Economic Development Authority
     FGIC       Financial Guaranty Insurance Company
     FSA        Financial Security Assurance Inc.
     GIC        Guaranteed Investment Contract
     G.O.       General Obligation
     GTY        Guaranty
     HFA        Housing Finance Authority
     IDA        Industrial Development Authority
     IDB        Industrial Development Bond
     IDR        Industrial Development Revenue Bond
     LINE       Line of Credit
     LIQ        Liquidity Agreement
     LOC        Letter of Credit
     MBIA       Municipal Bond Investors Assurance Insurance Corporation
     PCR        Pollution Control Revenue Bond
     PFA        Public Finance Authority
     RCA        Revolving Credit Authority
     SBPA       Standby Bond Purchase Agreement
     SFM        Single Family Mortgage
     VRDN       Variable Rate Demand Note


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

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              ---------------------------------------------------
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